Income Taxes (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
9. Income Taxes
Tax expense at statutory rate									$ 3,975,000	$ 2,908,000	$ 3,613,000
Differences:
State income tax, net of federal income tax effect									339,000	261,000	351,000
Tax exempt interest income									(497,000)	(649,000)	(802,000)
Increase in cash surrender value of life insurance									(83,000)	(80,000)	(81,000)
Tax credits									(234)	(234)	0
Nondeductible interest and other expense									30,000	46,000	40,000
Other									266,000	237,000	15,000
Total income tax	$ 732,000	$ 824,000	$ 1,194,000	$ 1,046,000	$ 374,000	$ 1,113,000	$ 535,000	$ 467,000	$ 3,796,000	$ 2,489,000	$ 3,136,000